Additional Information-Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Additional Information-Parent Company Only Condensed Financial Information
Additional Information-Parent Company Only Condensed Financial Information

22. Additional Information—Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the condensed financial information of the Company is required to be presented. The Company did not have significant capital and other commitments, or guarantees as of December 31, 2020 and 2021.

(a) Condensed balance sheets of Zhihu Inc.

	As of December 31,
	2020	2021	2021

			US$in
	RMB in thousands		thousand
ASSETS
Current assets:
Cash and cash equivalents	6,834	94,427	14,818
Amounts due from subsidiaries and VIEs and VIEs’ subsidiaries	11,530	12,711	1,995
Prepayments and other current assets	183	42,232	6,626
Total current assets	18,547	149,370	23,439

Non-current assets:
Investments in subsidiaries and VIEs and VIEs’ subsidiaries	2,760,778	6,666,713	1,046,153
Total non-current assets	2,760,778	6,666,713	1,046,153

Total assets	2,779,325	6,816,083	1,069,592

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDER’S (DEFICIT)/EQUITY
Current liabilities
Accounts payable and accrued liabilities	5,500	30,828	4,838
Amounts due to subsidiaries and VIEs and VIEs’ subsidiaries	26,952	54,601	8,568
Total current liabilities	32,452	85,429	13,406

Total liabilities	32,452	85,429	13,406

Mezzanine equity	7,891,348	—	—

Shareholders’ (deficit)/equity:
Ordinary shares, US$0.000125 par value	46	241	37
Additional paid-in capital	—	13,350,347	2,094,961
Accumulated other comprehensive loss	(195,928)	(339,118)	(53,215)
Accumulated deficit	(4,948,593)	(6,280,816)	(985,597)
Total shareholders’ (deficit)/equity	(5,144,475)	6,730,654	1,056,186
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	2,779,325	6,816,083	1,069,592

22. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(b) Condensed statements of operations and comprehensive loss of Zhihu Inc.

	For the Year Ended December 31,
	2019	2020	2021	2021

				US$in
	RMB in thousand			thousand
Operating expenses:
General and administrative expenses	(14,369)	(13,914)	(30,019)	(4,711)
Total operating expenses	(14,369)	(13,914)	(30,019)	(4,711)

Loss from operations	(14,369)	(13,914)	(30,019)	(4,711)
Other income/(expenses):
Fair value change of financial instrument	7,132	(68,818)	—	—
Interest income	11,102	3,244	123	19
Exchange (losses)/gains	(7,966)	69,650	(523)	(82)
Share of loss of subsidiaries and VIEs and VIEs’ subsidiaries	(1,000,119)	(507,712)	(1,268,461)	(199,049)

Net loss	(1,004,220)	(517,550)	(1,298,880)	(203,823)
Accretions of convertible redeemable preferred shares to redemption value	(426,781)	(680,734)	(170,585)	(26,769)

Net loss attributable to Zhihu Inc.’s shareholders	(1,431,001)	(1,198,284)	(1,469,465)	(230,592)

Net loss	(1,004,220)	(517,550)	(1,298,880)	(203,823)
Other comprehensive loss:
Foreign currency translation adjustments	(4,021)	(143,326)	(143,190)	(22,470)

Total other comprehensive loss	(4,021)	(143,326)	(143,190)	(22,470)

Total comprehensive loss	(1,008,241)	(660,876)	(1,442,070)	(226,923)
Accretions of convertible redeemable preferred shares to redemption value	(426,781)	(680,734)	(170,585)	(26,769)
Comprehensive loss attributable to Zhihu Inc.’s shareholders	(1,435,022)	(1,341,610)	(1,612,655)	(253,062)

22. Additional Information—Parent Company Only Condensed Financial Information (Continued)

(c) Condensed statements of cash flows of Zhihu Inc.

	For the Year Ended December 31,
	2019	2020	2021	2021
				US$in
	RMB in thousand			thousand
Net cash used in operating activities	(10,722)	(2,606)	(3,182)	(499)
Purchases of term deposits	(354,395)	—	(64,596)	(10,137)
Proceeds from withdrawal of term deposits	335,705	356,580	64,707	10,154
Proceeds from repayment of loans	—	978,735	—	—
Investment in subsidiaries and VIEs and VIEs’ subsidiaries	(1,893,991)	(1,407,173)	(4,695,120)	(736,767)
Investment in equity investments	—	—	(19,380)	(3,041)
Net cash used in investing activities (1)	(1,912,681)	(71,858)	(4,714,389)	(739,791)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost	1,984,556	—	—	—
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost	—	—	4,853,293	761,588
Proceeds received from employees in relation to share options	8,583	—	15,544	2,439
Payments for repurchase of share options	(2,416)	—	—	—
Net cash provided by financing activities	1,990,723	—	4,868,837	764,027
Effect of exchange rate changes on cash and cash equivalents (1)	(1,270)	(4,450)	(63,673)	(9,991)
Net increase/(decrease) in cash and cash equivalents	66,050	(78,914)	87,593	13,746
Cash and cash equivalents at beginning of year	19,698	85,748	6,834	1,072
Cash and cash equivalents at ending of year	85,748	6,834	94,427	14,818

Note:

(1)	The Parent Company Only Condensed Financial Information of the Company for the year ended December 31, 2020 has been revised to correct an error related to the presentation of cash flows of investment in term deposits. Such cash flows were previously presented in error as an effect of exchange rate changes on cash and cash equivalents of the Parent Company. The Condensed Financial Information has been revised to properly reflect these cash flows in investing activities of the Parent Company.